Significant transactions (Details) € in Millions, $ in Millions					6 Months Ended
	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	Jan. 07, 2022 USD ($)	Jun. 08, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€)	May 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Transactions [Line Items]
Borrowings					$ 3,970				$ 4,080
Repayments of non-current borrowings					536	$ 0
Cash paid for the acquisition			$ 479		483	0
Purchase of intangible assets					23	$ 411
Series 2028 notes
Significant Transactions [Line Items]
Borrowings	$ 537				$ 522		€ 500
Borrowings, interest rate	2.375%				2.375%		2.375%
Facility C Term Loan
Significant Transactions [Line Items]
Repayments of non-current borrowings	$ 376	€ 350
Facility B Term Loan
Significant Transactions [Line Items]
Borrowings					$ 640			$ 800
Repayments of non-current borrowings | €		€ 160
Simbrinza
Significant Transactions [Line Items]
Purchase of intangible assets				$ 355